Consolidated Statements of Operations and Comprehensive Income - USD ($)	6 Months Ended				12 Months Ended
	May 31, 2024		May 31, 2023		Nov. 30, 2023		Nov. 30, 2022		Nov. 30, 2021
Income Statement [Abstract]
Revenues	$ 239,698,482		$ 291,655,644		$ 477,599,829		$ 472,858,985		$ 309,378,119
Cost of revenues	(183,346,875)		(210,535,210)		(346,965,810)		(349,511,552)		(240,387,432)
Gross profit	56,351,607		81,120,434		130,634,019		123,347,433		68,990,687
Operating expenses
Selling, general and administrative expenses	(32,022,180)		(38,101,920)		(66,742,382)		(61,707,664)		(41,479,195)
Total operating expenses	(32,022,180)		(38,101,920)		(66,742,382)		(61,707,664)		(41,479,195)
Income from operations	24,329,427		43,018,514		63,891,637		61,639,769		27,511,492
Other income (expenses)
Other income	601,653		172,470		834,153		497,186		596,801
Other expenses	(9,547)		(283)		(779,467)		(6,915)		(10,992)
Interest expenses	(1,156,069)		(1,377,735)		(2,488,434)		(2,232,328)		(1,374,628)
Income from equity method investments	522,918		1,402,826		1,566,533		(415,159)		(2,931,849)
Total other income (expenses)	(41,045)		197,278		(867,215)		(2,157,216)		(3,720,668)
Income before income taxes	24,288,382		43,215,792		63,024,422		59,482,553		23,790,824
Income tax expense	(9,348,608)		(15,786,178)		(23,656,426)		(23,117,486)		(9,015,559)
Net income	$ 14,939,774		$ 27,429,614		$ 39,367,996		$ 36,365,067		$ 14,775,265
Net income per share - basic	$ 0.30	[1]	$ 0.56	[1]	$ 0.80	[2]	$ 0.74	[2]	$ 0.30	[2]
Net income per share - diluted	$ 0.30	[1]	$ 0.56	[1]	$ 0.80	[2]	$ 0.74	[2]	$ 0.30	[2]
Weighted average shares outstanding - basic	49,000,000	[1]	49,000,000	[1]	49,000,000	[2]	49,000,000	[2]	49,000,000	[2]
Weighted average shares outstanding - diluted	49,000,000	[1]	49,000,000	[1]	49,000,000	[2]	49,000,000	[2]	49,000,000	[2]
Other comprehensive loss
Foreign currency translation adjustment	$ (7,716,699)		$ (1,316,075)		$ (7,140,867)		$ (15,621,419)		$ (5,419,570)
Total comprehensive income	$ 7,223,075		$ 26,113,539		$ 32,227,129		$ 20,743,648		$ 9,355,695

[1]	Represent software that is non-detachable to the hardware.
[2]	Given effect of the Stock Split, see Note 8.